Assets held for sale and discontinued operations - Summary of assets and liabilities held for sale (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets Held For Sale [Abstract]
Cash and cash equivalents	$ 855.2	$ 1,280.9	$ 1,270.8
Financial investments	409.8	1,743.4
Trade accounts receivable, net	149.4	318.0
Customer and commercial financing		1.2
Contract assets	461.9	358.0
Inventories	1,304.4	2,507.0
Guarantee deposits	0.1	339.9
Income tax and social contribution	90.5	95.3
Other assets	120.1	203.4
Deferred income tax and social contribution	0.7	21.6
Property, plant and equipment	968.9	1,964.7	2,104.9	$ 2,154.2
Intangible assets	894.1	1,898.8	$ 1,882.4	$ 1,664.6
Right of use	37.8
Total asset held for sale	5,174.6
Liabilities Held For Sale [Abstract]
Trade accounts payable	358.0	892.1
Lease liability	5.0
Loans and financing	14.9	179.3
Other payables	162.5	288.4
Contract liabilities	649.1	1,045.4
Taxes and payroll charges payable	54.9	68.4
Income tax and social contribution	42.6	48.0
Financial guarantee and residual value guarantee	0.0	101.1
Unearned income	2.0	2.0
Provision	103.1	116.9
Deferred income tax and social contribution	272.3	$ 254.0
Total liabilities held for sale	4,984.0
Assets held for sale [Member]
Assets Held For Sale [Abstract]
Cash and cash equivalents	1,452.5
Financial investments	47.5
Trade accounts receivable, net	144.7
Customer and commercial financing	10.7
Contract assets	33.8
Inventories	1,079.6
Guarantee deposits	0.5
Income tax and social contribution	2.1
Other assets	111.5
Deferred income tax and social contribution	34.3
Property, plant and equipment	1,089.7
Intangible assets	1,157.5
Right of use	10.2
Total asset held for sale	5,174.6
Liabilities held for sale [Member]
Liabilities Held For Sale [Abstract]
Trade accounts payable	474.7
Lease liability	9.4
Loans and financing	3,301.3
Other payables	132.5
Contract liabilities	746.1
Taxes and payroll charges payable	8.9
Income tax and social contribution	54.9
Financial guarantee and residual value guarantee	140.3
Unearned income	47.7
Provision	39.5
Deferred income tax and social contribution	28.7
Total liabilities held for sale	$ 4,984.0